Pending Litigation (Details Textual)	0 Months Ended	1 Months Ended			2 Months Ended		6 Months Ended	201 Months Ended				1 Months Ended
	Nov. 16, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Aug. 31, 2011 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 CAD	Jan. 31, 2013 USD ($)	Jul. 31, 2012 USD ($)	May 20, 2011 Employment Termination [Member] USD ($)	Jun. 01, 2011 Breach Of Contract [Member] USD ($)	Jun. 01, 2011 Punitive Damage [Member] USD ($)	Dec. 31, 2011 Vendors Breach Of Contract [Member] USD ($)
Loss Contingency, Range of Possible Loss, Minimum									$ 7,000,000
Loss Contingency, Estimate of Possible Loss										550,000	50,000
Loss Contingency, Inestimable Loss												429,000
The counter claim made against the party.		200,000	2,300,000
Proceeds from Sale of Real Estate				1,730,000	2,865,682	568,863		342,862
Loss Contingency, Damages Sought, Value	125,000
Loss Contingency Contingent Interest Rate Term							amount of the claim plus interest of 3% per annum
Loss Contingency Costs Fixed							$ 25,000